Property, equipment and leasehold improvement, net	12 Months Ended
Dec. 31, 2024
Property, equipment and leasehold improvement, net
Property, equipment and leasehold improvement, net

9.Property, equipment and leasehold improvement, net

The following is a summary of property, equipment and leasehold improvement, net:

	As of December 31,
	2023	2024
	RMB	RMB
Leasehold improvement	97,509	97,767
Machinery and equipment	123,142	135,155
Land	8,376	7,501
Office building	8,328	7,457
Furniture and office equipment	6,746	1,663
Electronic equipment	1,809	2,759
Transportation equipment	1,349	1,756
Total property, equipment and leasehold improvement	247,259	254,058
Less: accumulated depreciation	(154,656)	(188,169)
Less: accumulated impairment	(15,245)	(15,102)
Property, equipment and leasehold improvement, net	77,358	50,787

Depreciation expenses were RMB76,041, RMB37,622 and RMB27,738 for the years ended December 31, 2022, 2023 and 2024, respectively. The Group recorded RMB28,561, RMB5,008 and nil impairment losses for the years ended December 31, 2022, 2023 and 2024, respectively.